Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2024
Parent Entity Financial Information [Abstract]
Schedule of Individual Financial Statements	The individual financial statements for the parent entity show the following aggregate amounts:
	2024 A$	2023 A$
Balance sheet
Current assets	14,724,947	20,348,996
Non-current assets	859,110	1,580,065
Total assets	15,584,057	21,929,061
Current liabilities	2,775,925	2,213,981
Non-current liabilities	141,510	152,207
Total liabilities	2,917,435	2,366,188

Shareholders’ equity
Share capital	88,504,043	88,436,263
Reserves	-	-
Share-based payments	3,059,321	3,123,759
Accumulated losses	(78,896,742)	(71,997,149)
	12,666,662	19,562,873
Loss for the year	6,899,593	3,700,827
Total comprehensive loss	6,899,593	3,700,827